EQUITY (Details 1) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Class A common shares		8,407,025
Warrants		6,435,000
Assuming Real Redemption shares		14,842,025
Fair Value	€ 4,098,179
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Class A common shares Per shares		€ 9.42
Class A common shares, fair value		€ 79,194
Warrants		€ 1.66
Warrants , Fair value		€ 10,682
Assuming Real Redemption fair value		€ 89,876
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Class A common shares Per shares		€ 8.29
Class A common shares, fair value		€ 69,695
Warrants		€ 1.46
Warrants , Fair value		€ 9,450
Assuming Real Redemption fair value		79,145
Fair Value		43,300
Excess of fair value		€ 35,845